Reinsurance and Retrocessional Reinsurance	9 Months Ended
Sep. 30, 2025
Insurance [Abstract]
Reinsurance and Retrocessional Reinsurance
9.          Reinsurance and Retrocessional Reinsurance
In the normal course of business, the Group purchases reinsurance and retrocessional protection to mitigate its loss exposure. The Group is exposed to the credit risk of the reinsurers, including the risk that one of its reinsurers becomes insolvent or otherwise unable or unwilling to pay policyholder claims. This credit risk is generally mitigated by either selecting well capitalized, highly rated authorized capacity providers or requiring that the capacity provider post collateral to secure the reinsured risks, which, in some instances, exceeds the related reinsurance recoverable. Allowances are established for amounts deemed uncollectible.
The Group evaluates the financial condition of its reinsurers on a regular basis and monitors concentrations of credit risk with reinsurers. At September 30, 2025, the reinsurance balance recoverable on reserves for losses and loss adjustment expenses was $1,131.8 million (December 31, 2024: $1,255.6 million) and the reinsurance balance recoverable on paid losses was $380.1 million (December 31, 2024: $278.4 million). In evaluating the allowance for expected credit losses, the Group assesses the probability of default and loss given default for each reinsurer. This evaluation utilizes counterparty ratings from a major rating agency and an assessment of the current market conditions for the likelihood of default. An inability of its reinsurers or retrocessionaires to meet their obligations to the Group over the relevant exposure periods for any reason could have a material adverse effect on its financial condition and results of operations.
The allowance for expected credit losses of the Group's reinsurance recoverables on paid losses and on reserves for losses and loss adjustment expenses at September 30, 2025 was $0.2 million and $0.8 million, respectively (December 31, 2024: $0.2 million and $0.8 million, respectively).